Exchange Act-Forms
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 06/30/00
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Presidio Management Group IV, L.P.
________________________________________________________________________________

Address:  2180 Sand Hill Road, Suite 300, Menlo Park, CA 94025__________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05379_________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Michael P. Maher

Title:  Limited Partner

Phone:  650 854-9080

Signature, Place, and Date of Signing:

/s/ Michael P. Maher____________________________________________________________
[Signature]

Menlo Park, CA__________________________________________________________________
[City, State]

August 11, 2000_________________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                      5
                                                --------------

Form 13F Information Table Value Total:               $347,297
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

                                            FORM 13F INFORMATION TABLE

                                                                                                              Voting Authority
                                                            Value      Shares/ Sh/ Put/ Invstmt          -------------------------
      Name of Issuer         Title of class CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers    Sole     Shared   None
--------------------------   -------------- ---------     -------    --------- --- ---  ------- --------  --------   ------   ----
Microsoft                    Common         594918104         400       5,000  SH       Sole                  5,000     0       0
Netro Corporation            Common         64114R109      95,406   1,662,842  SH       Sole              1,662,842     0       0
Nuance Communications        Common          66996710     244,235   2,931,556  SH       Sole              2,931,556     0       0
Quicklogic, Inc.             Common         74837P108       6,874     308,946  SH       Sole                308,946     0       0
Sun Microsystems             Common         866810104         382       4,200  SH       Sole                  4,200     0       0